Recoverable Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes

Recoverable Taxes includes value added tax (ICMS), income tax & social contribution and sales tax (PIS and COFINS), as follows:

			Change
	09/30/2025	12/31/2024	$	%
Recoverable taxes(2)

COFINS	43,618	37,341	6,247	17%
ICMS	12,485	10,839	1,646	15%
PIS	9,296	8,114	1,182	15%
IRPJ	3,575	2,918	657	23%
CSLL	2,134	1,833	301	16%
INSS	397	341	56	16%
Total	71,505	61,416	10,089	16%

Recoverable Taxes includes value added tax (ICMS), income tax & social contribution and sales tax (PIS and COFINS), as follow

			Change
	12/31/2024	12/31/2023	$	%
Recoverable taxes(2)
COFINS	37,341	48,197	(10,826)	-22%
ICMS	10,839	13,979	(3,140)	-22%
PIS	8,114	10,464	(2,350)	-22%
IRPJ	2,918	3,764	(846)	-22%
CSLL	1,833	2,364	(531)	-22%
INSS	341	392	(51)	-13%
Total	61,416	79,160	(17,744)	-22%